Schedule of Investments (unaudited)
July 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
BWX Technologies, Inc.	48,282	$ 8,145,173
Curtiss-Wright Corp.	4,682	3,389,768
General Dynamics Corp.	417,219	159,970,109
HEICO Corp.	3,296	1,174,563
HEICO Corp., Class A	7,729	1,988,517
Honeywell Aerospace, Inc.(a)	655,644	135,547,841
Howmet Aerospace, Inc.	71,615	20,214,050
Huntington Ingalls Industries, Inc.	67,843	22,147,347
L3Harris Technologies, Inc.	283,940	78,668,416
Lockheed Martin Corp.	478,263	278,702,981
Moog, Inc., Class A	8,366	3,261,485
Northrop Grumman Corp.	222,510	120,707,225
RTX Corp.	2,013,763	433,402,073
Woodward, Inc.	19,272	6,952,374
		1,274,271,922
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	140,849	20,807,623
Expeditors International of Washington, Inc.	110,150	18,493,084
FedEx Corp.	360,361	110,774,971
		150,075,678
Automobile Components — 0.0%
Gentex Corp.	378,508	8,841,947
Automobiles — 0.0%
Thor Industries, Inc.	124,517	9,335,039
Banks — 9.0%
Bank of America Corp.	12,632,418	782,578,295
Bank OZK	342,477	17,569,070
BOK Financial Corp.	33,127	4,680,514
Citigroup, Inc.	2,824,218	374,067,674
Commerce Bancshares, Inc.	281,246	16,669,451
Cullen/Frost Bankers, Inc.	158,221	26,318,481
East West Bancorp, Inc.	319,904	41,907,424
Fifth Third Bancorp	2,552,809	144,233,709
First Citizens BancShares, Inc., Class A	3,228	7,058,506
First Financial Bankshares, Inc.	280,119	9,843,382
Home BancShares, Inc.	540,719	16,800,139
JPMorgan Chase & Co.	3,847,384	1,353,471,217
M&T Bank Corp.	362,924	89,384,552
PNC Financial Services Group, Inc. (The)	1,111,909	277,832,702
Popular, Inc.	107,973	18,917,949
Prosperity Bancshares, Inc.	300,420	22,492,445
ServisFirst Bancshares, Inc.	100,367	8,982,847
SouthState Bank Corp.	214,578	22,550,002
UMB Financial Corp.	83,760	12,206,345
United Community Banks, Inc.	273,580	9,695,675
Wells Fargo & Co.	6,262,758	541,415,429
Western Alliance Bancorp	202,209	16,275,802
Wintrust Financial Corp.	93,452	14,909,332
Zions Bancorp N.A.	365,043	25,443,497
		3,855,304,439
Beverages — 4.1%
Brown-Forman Corp., Class A	147,922	4,322,281
Brown-Forman Corp., Class B, NVS	906,035	26,030,385
Coca-Cola Co. (The)	9,586,150	839,650,878
Constellation Brands, Inc., Class A	396,469	51,632,158
Keurig Dr. Pepper, Inc.	3,713,722	115,571,029
PepsiCo, Inc.	5,097,116	711,353,509
		1,748,560,240
Security	Shares	Value
Biotechnology — 5.1%
AbbVie, Inc.	5,041,500	$ 1,265,114,010
Amgen, Inc.	1,442,630	555,643,371
Gilead Sciences, Inc.	2,924,187	380,758,389
		2,201,515,770
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	1,144	673,061
eBay, Inc.	468,246	53,384,726
		54,057,787
Building Products — 1.0%
A. O. Smith Corp.	240,012	14,431,922
AAON, Inc.	20,417	1,818,338
Advanced Drainage Systems, Inc.	36,911	5,111,435
Allegion PLC	131,615	20,716,201
Armstrong World Industries, Inc.	34,414	6,010,749
Carlisle Cos., Inc.	47,866	17,227,931
Carrier Global Corp.	1,014,726	62,720,214
CSW Industrials, Inc.	7,372	2,351,152
Fortune Brands Innovations, Inc.	269,163	13,258,969
Griffon Corp.	45,609	3,930,128
Johnson Controls International PLC	624,830	91,637,568
Lennox International, Inc.	31,653	13,163,850
Louisiana-Pacific Corp.	100,045	7,246,259
Masco Corp.	343,221	24,533,437
Owens Corning	189,426	26,311,271
Simpson Manufacturing Co., Inc.	27,535	5,169,421
Trane Technologies PLC	186,269	84,743,082
UFP Industries, Inc.	88,598	7,684,990
		408,066,917
Capital Markets — 5.9%
Ameriprise Financial, Inc.	120,628	65,843,588
Ares Management Corp., Class A	822,710	105,380,924
Bank of New York Mellon Corp. (The)	911,127	142,436,484
BlackRock, Inc.(b)	294,701	321,339,023
CME Group, Inc., Class A	683,349	182,994,029
Evercore, Inc., Class A	33,877	10,859,611
FactSet Research Systems, Inc.	64,118	16,875,858
Goldman Sachs Group, Inc. (The)	467,764	476,361,502
Hamilton Lane, Inc., Class A	89,733	7,978,161
Houlihan Lokey, Inc., Class A	88,570	11,114,649
Intercontinental Exchange, Inc.	779,248	118,819,735
Invesco Ltd.	906,758	26,840,037
Jefferies Financial Group, Inc.	408,329	22,294,763
KKR & Co., Inc., Class A	525,077	53,258,560
MarketAxess Holdings, Inc.	52,219	8,475,144
Moody’s Corp.	129,311	61,859,796
Morgan Stanley	2,085,232	438,774,517
Morningstar, Inc.	24,414	4,701,404
MSCI, Inc., Class A	89,088	50,979,717
Nasdaq, Inc.	428,815	40,390,085
Northern Trust Corp.	321,774	58,624,005
Raymond James Financial, Inc.	221,226	38,931,352
S&P Global, Inc.	255,978	105,445,018
SEI Investments Co.	113,877	11,727,053
State Street Corp.	511,398	94,179,056
StepStone Group, Inc., Class A	159,328	6,988,126
Stifel Financial Corp.	272,755	22,614,117
Victory Capital Holdings, Inc., Class A	93,074	9,217,118
		2,515,303,432
Chemicals — 1.7%
Air Products & Chemicals, Inc.	536,789	158,293,708
Balchem Corp.	19,026	3,187,902

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	121,219	$ 10,669,696
Corteva, Inc.	588,073	46,287,226
Ecolab, Inc.	262,696	72,932,291
Linde PLC	546,976	261,662,379
Mosaic Co. (The)	1,144,194	25,309,571
NewMarket Corp.	9,651	8,204,894
PPG Industries, Inc.	514,105	56,818,885
RPM International, Inc.	251,247	26,901,016
Sherwin-Williams Co. (The)	227,613	77,581,891
		747,849,459
Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	37,661	4,460,945
Cintas Corp.	328,147	67,148,721
MSA Safety, Inc.	45,577	8,671,936
Republic Services, Inc.	223,232	47,001,497
Rollins, Inc.	454,493	17,257,099
Tetra Tech, Inc.	225,523	7,478,343
Waste Management, Inc.	602,207	136,429,996
		288,448,537
Communications Equipment — 1.5%
Cisco Systems, Inc.	4,918,838	570,536,020
Motorola Solutions, Inc.	183,110	79,790,182
		650,326,202
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	6,024	10,419,653
EMCOR Group, Inc.	7,617	6,074,024
Quanta Services, Inc.	8,723	5,821,381
Valmont Industries, Inc.	10,171	4,899,371
		27,214,429
Construction Materials — 0.3%
CRH PLC	945,184	89,801,932
Martin Marietta Materials, Inc.	33,706	17,700,369
Vulcan Materials Co.	88,728	23,829,679
		131,331,980
Consumer Finance — 0.6%
American Express Co.	603,031	202,769,174
FirstCash Holdings, Inc.	27,531	5,616,599
Synchrony Financial	528,720	40,071,689
		248,457,462
Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	11,529	10,041,759
Costco Wholesale Corp.	246,447	234,590,435
Kroger Co. (The)	1,160,474	67,005,769
Sysco Corp.	1,240,676	105,755,222
Walmart, Inc.	3,333,620	370,698,544
		788,091,729
Containers & Packaging — 0.2%
AptarGroup, Inc.	100,129	13,413,281
Avery Dennison Corp.	173,445	29,438,820
Crown Holdings, Inc.	155,638	18,341,938
Silgan Holdings, Inc.	178,652	7,142,507
		68,336,546
Distributors — 0.2%
Genuine Parts Co.	558,955	69,517,234
Pool Corp.	84,982	15,782,007
		85,299,241
Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	519,662	$ 22,880,718
Service Corp. International	237,938	20,507,876
		43,388,594
Electric Utilities — 4.2%
Alliant Energy Corp.	708,790	50,168,156
American Electric Power Co., Inc.	1,499,768	191,745,339
Duke Energy Corp.	2,497,215	313,225,678
Entergy Corp.	994,244	107,000,539
Evergy, Inc.	718,103	59,609,730
IDACORP, Inc.	123,242	17,612,514
NextEra Energy, Inc.	5,682,580	493,929,854
NRG Energy, Inc.	275,206	36,957,414
OGE Energy Corp.	695,838	32,947,929
Southern Co. (The)	3,455,830	326,714,168
TXNM Energy, Inc.	271,049	15,699,158
Xcel Energy, Inc.	1,755,840	137,306,688
		1,782,917,167
Electrical Equipment — 1.0%
AMETEK, Inc.	128,320	31,016,227
Eaton Corp. PLC	390,487	162,130,202
Emerson Electric Co.	826,878	123,882,862
Hubbell, Inc.	54,376	25,695,379
nVent Electric PLC	76,974	11,840,910
Rockwell Automation, Inc.	124,746	59,888,060
		414,453,640
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	781,024	125,510,557
Avnet, Inc.	116,109	10,315,123
CDW Corp.	219,295	32,413,994
Cognex Corp.	83,386	5,440,103
Littelfuse, Inc.	15,813	6,991,402
TD SYNNEX Corp.	53,370	13,646,709
TE Connectivity PLC	409,427	84,215,039
		278,532,927
Entertainment — 0.0%
Warner Music Group Corp., Class A	353,193	9,168,890
Financial Services — 2.1%
Equitable Holdings, Inc.	598,720	28,529,008
Essent Group Ltd.	200,764	13,242,393
Jack Henry & Associates, Inc.	129,174	19,897,963
Mastercard, Inc., Class A	535,088	306,658,933
MGIC Investment Corp.	446,643	13,417,156
Radian Group, Inc.	404,493	15,771,182
Visa, Inc., Class A	1,280,814	468,944,430
Voya Financial, Inc.	177,412	17,640,075
		884,101,140
Food Products — 1.2%
Archer-Daniels-Midland Co.	1,081,869	85,759,756
Bunge Global SA	282,485	30,008,382
Ingredion, Inc.	175,007	17,406,196
Lamb Weston Holdings, Inc.	429,646	22,577,897
McCormick & Co., Inc., NVS	945,286	48,115,057
Mondelez International, Inc., Class A	3,872,054	241,267,685
Tyson Foods, Inc., Class A	921,117	53,387,941
		498,522,914
Gas Utilities — 0.3%
Atmos Energy Corp.	344,621	59,543,617
MDU Resources Group, Inc.	488,932	9,754,194
National Fuel Gas Co.	247,133	20,341,517

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.	312,161	$ 18,071,000
ONE Gas, Inc.	196,188	15,233,998
Spire, Inc.	214,083	17,096,668
		140,040,994
Ground Transportation — 1.1%
CSX Corp.	2,039,055	102,768,372
JB Hunt Transport Services, Inc.	45,253	12,297,503
Knight-Swift Transportation Holdings, Inc.	149,539	10,397,447
Landstar System, Inc.	24,659	4,309,653
Old Dominion Freight Line, Inc.	84,533	17,932,831
Ryder System, Inc.	46,906	12,027,636
Union Pacific Corp.	1,120,417	327,307,418
		487,040,860
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	4,456,497	471,051,733
Becton Dickinson & Co.	709,791	117,555,585
Medtronic PLC	4,155,001	354,795,535
ResMed, Inc.	166,553	35,139,352
STERIS PLC	109,914	25,104,358
Stryker Corp.	388,631	126,577,117
		1,130,223,680
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	215,668	49,610,110
Cencora, Inc.	156,095	48,598,617
Chemed Corp.	8,185	4,356,466
Cigna Group (The)	503,739	140,568,368
Elevance Health, Inc.	316,424	118,924,796
Ensign Group, Inc. (The)	10,012	1,783,738
HCA Healthcare, Inc.	119,861	48,254,840
Humana, Inc.	110,432	40,181,788
McKesson Corp.	47,473	40,645,908
Quest Diagnostics, Inc.	178,599	41,615,353
UnitedHealth Group, Inc.	1,813,700	751,597,280
		1,286,137,264
Hotels, Restaurants & Leisure — 1.6%
Churchill Downs, Inc.	32,973	2,779,624
Darden Restaurants, Inc.	324,096	65,979,464
Domino’s Pizza, Inc.	69,698	24,215,873
McDonald’s Corp.	1,751,437	474,008,910
Texas Roadhouse, Inc.	107,760	22,138,214
Wingstop, Inc.	20,916	2,708,413
Wyndham Hotels & Resorts, Inc.	145,473	10,890,109
Yum! Brands, Inc.	500,962	76,787,455
		679,508,062
Household Durables — 0.4%
DR Horton, Inc.	294,950	42,195,547
Garmin Ltd.	227,082	66,712,150
Installed Building Products, Inc.	93,830	20,918,460
PulteGroup, Inc.	154,120	19,491,556
Somnigroup International, Inc.	171,632	11,212,719
Toll Brothers, Inc.	65,159	9,506,047
		170,036,479
Household Products — 2.6%
Church & Dwight Co., Inc.	283,140	27,977,064
Colgate-Palmolive Co.	1,815,004	165,709,865
Procter & Gamble Co. (The)	6,419,070	927,491,424
		1,121,178,353
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	193,937	28,739,524
Security	Shares	Value
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	655,644	$ 159,354,274
Insurance — 3.6%
Aflac, Inc.	883,348	112,609,203
Allstate Corp. (The)	480,182	126,806,463
American Financial Group, Inc.	180,493	25,579,468
Aon PLC, Class A	199,346	71,874,200
Arthur J. Gallagher & Co.	308,714	76,999,446
Assurant, Inc.	62,901	17,561,330
Assured Guaranty Ltd.	79,439	6,571,194
Axis Capital Holdings Ltd.	113,358	11,938,865
Brown & Brown, Inc.	293,786	20,682,534
Chubb Ltd.	394,513	138,347,819
Cincinnati Financial Corp.	326,182	57,956,018
CNO Financial Group, Inc.	127,622	7,030,696
Erie Indemnity Co., Class A, NVS	60,455	14,632,528
Everest Group Ltd.	66,320	24,813,628
Fidelity National Financial, Inc., Class A	954,986	49,267,728
First American Financial Corp.	303,281	22,743,042
Globe Life, Inc.	59,785	10,895,816
Hanover Insurance Group, Inc. (The)	61,598	14,329,543
Hartford Insurance Group, Inc. (The)	472,760	67,089,372
Kinsale Capital Group, Inc.	6,829	2,433,992
Marsh & McLennan Cos., Inc.	958,375	181,794,154
MetLife, Inc.	1,392,142	133,826,610
Old Republic International Corp.	703,942	30,417,334
Primerica, Inc.	52,990	16,954,680
Principal Financial Group, Inc.	603,204	68,584,295
Reinsurance Group of America, Inc.	109,878	26,024,604
RenaissanceRe Holdings Ltd.	20,815	6,660,384
RLI Corp.	106,132	6,499,524
Selective Insurance Group, Inc.	107,454	10,185,565
Travelers Cos., Inc. (The)	291,856	109,259,212
Unum Group	284,613	24,508,025
W. R. Berkley Corp.	140,349	10,180,916
Willis Towers Watson PLC	124,594	41,853,617
		1,546,911,805
IT Services — 2.0%
Accenture PLC, Class A	2,115,390	350,985,509
Cognizant Technology Solutions Corp., Class A	1,052,375	58,248,956
International Business Machines Corp.	2,071,214	463,227,011
		872,461,476
Leisure Products — 0.0%
Acushnet Holdings Corp.	28,265	2,862,397
Brunswick Corp.	129,787	10,253,173
		13,115,570
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	203,008	28,090,217
Danaher Corp.	516,747	100,755,330
Thermo Fisher Scientific, Inc.	136,934	78,641,196
West Pharmaceutical Services, Inc.	17,886	6,098,411
		213,585,154
Machinery — 2.8%
AGCO Corp.	54,017	5,518,377
Allison Transmission Holdings, Inc.	76,374	8,747,878
Caterpillar, Inc.	279,633	227,847,765
Cummins, Inc.	150,406	95,387,485
Deere & Co.	259,132	153,579,762
Donaldson Co., Inc.	151,599	14,286,690
Dover Corp.	118,788	24,306,401
Enpro, Inc.	9,209	2,890,889

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Franklin Electric Co., Inc.	41,546	$ 4,350,697
Graco, Inc.	241,835	19,196,862
IDEX Corp.	84,054	19,370,244
Illinois Tool Works, Inc.	678,648	194,738,044
Ingersoll Rand, Inc.	41,931	3,496,207
ITT, Inc.	66,210	12,975,836
Lincoln Electric Holdings, Inc.	61,287	16,014,906
Mueller Industries, Inc.	213,105	14,152,303
Mueller Water Products, Inc., Class A	160,054	4,039,763
Nordson Corp.	53,323	15,878,523
Oshkosh Corp.	98,537	14,032,654
Otis Worldwide Corp.	889,098	63,970,601
PACCAR, Inc.	535,044	70,989,638
Parker-Hannifin Corp.	100,936	98,567,032
Pentair PLC	220,009	14,397,389
Snap-on, Inc.	118,173	48,499,381
Timken Co. (The)	62,598	8,610,355
Toro Co. (The)	154,118	14,158,821
Watts Water Technologies, Inc., Class A	17,265	5,970,064
Xylem, Inc.	344,292	40,271,835
		1,216,246,402
Media — 0.1%
Fox Corp., Class A, NVS	146,591	8,535,994
Fox Corp., Class B	132,667	6,890,724
New York Times Co. (The), Class A	163,553	12,248,484
Nexstar Media Group, Inc., Class A	105,316	20,065,858
		47,741,060
Metals & Mining — 0.3%
Commercial Metals Co.	107,251	7,370,289
Nucor Corp.	186,124	47,887,844
Reliance, Inc.	59,675	24,234,017
Royal Gold, Inc.	71,238	14,130,057
Steel Dynamics, Inc.	98,072	24,641,571
		118,263,778
Multi-Utilities — 2.1%
Ameren Corp.	711,935	78,035,195
Black Hills Corp.	271,825	19,356,658
CenterPoint Energy, Inc.	1,320,996	55,534,672
CMS Energy Corp.	912,857	65,716,576
Consolidated Edison, Inc.	1,155,506	125,776,828
DTE Energy Co.	617,361	87,585,005
NiSource, Inc.	1,155,521	51,339,798
Northwestern Energy Group, Inc.	216,234	14,863,925
Public Service Enterprise Group, Inc.	1,581,187	121,245,419
Sempra	1,774,170	157,102,754
WEC Energy Group, Inc.	1,023,457	111,986,665
		888,543,495
Oil, Gas & Consumable Fuels — 5.3%
California Resources Corp.	184,192	9,692,183
Cheniere Energy, Inc.	181,682	47,885,925
ConocoPhillips	3,166,135	381,455,945
Diamondback Energy, Inc.	373,330	75,767,323
DT Midstream, Inc.	233,579	32,233,902
EOG Resources, Inc.	1,423,011	211,587,505
ExxonMobil Holdings Corp.	7,906,079	1,228,920,920
Magnolia Oil & Gas Corp., Class A	392,938	10,102,436
Matador Resources Co.	285,672	14,252,176
Ovintiv, Inc.	513,380	32,065,715
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	1,024,065	$ 216,774,079
Texas Pacific Land Corp.	32,112	12,927,649
		2,273,665,758
Pharmaceuticals — 6.4%
Eli Lilly & Co.	443,695	509,734,564
Johnson & Johnson	5,115,835	1,311,444,302
Merck & Co., Inc.	6,284,727	818,271,455
Royalty Pharma PLC, Class A	583,271	34,080,525
Zoetis, Inc., Class A	1,040,684	80,434,466
		2,753,965,312
Professional Services — 1.1%
Automatic Data Processing, Inc.	1,099,075	292,859,524
Booz Allen Hamilton Holding Corp., Class A	330,265	23,026,076
Broadridge Financial Solutions, Inc.	278,505	42,875,845
Genpact Ltd.	291,330	10,246,076
Jacobs Solutions, Inc.	129,266	17,441,861
KBR, Inc.	217,236	7,953,010
Mobility Global, Inc.(a)	255,248	5,201,954
SS&C Technologies Holdings, Inc.	304,495	23,461,340
Verisk Analytics, Inc.	135,654	26,432,182
		449,497,868
Semiconductors & Semiconductor Equipment — 4.8%
Amkor Technology, Inc.	58,656	2,925,175
Analog Devices, Inc.	489,772	179,947,130
Applied Materials, Inc.	314,488	159,656,123
Broadcom, Inc.	2,806,731	1,092,604,244
KLA Corp.	526,034	96,169,536
Lam Research Corp.	369,886	108,383,996
Microchip Technology, Inc.	991,411	73,651,923
Monolithic Power Systems, Inc.	22,249	31,727,741
NXP Semiconductors NV	300,039	68,756,937
QUALCOMM, Inc.	1,577,238	232,816,101
Universal Display Corp.	96,335	7,722,214
		2,054,361,120
Software — 4.1%
Bentley Systems, Inc., Class B	90,404	3,203,918
Intuit, Inc.	387,231	122,392,102
Microsoft Corp.	2,981,911	1,385,753,680
Oracle Corp.	1,476,588	191,764,483
Roper Technologies, Inc.	101,329	39,717,928
		1,742,832,111
Specialty Retail — 3.6%
Dick’s Sporting Goods, Inc.	136,637	26,768,555
Group 1 Automotive, Inc.	8,101	2,323,124
Home Depot, Inc. (The)	2,753,171	913,942,645
Lithia Motors, Inc., Class A	17,795	6,858,549
Lowe’s Cos., Inc.	1,189,688	247,229,063
Murphy U.S.A., Inc.	9,739	5,918,975
Penske Automotive Group, Inc.	54,637	11,873,166
Ross Stores, Inc.	230,097	57,770,454
TJX Cos., Inc. (The)	1,226,081	192,911,584
Tractor Supply Co.	1,427,729	43,931,221
Williams-Sonoma, Inc.	161,910	37,022,341
		1,546,549,677
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	3,966,431	1,225,270,200
NetApp, Inc.	214,370	38,265,045
		1,263,535,245

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.0%
Kontoor Brands, Inc.	151,286	$ 12,668,690
Tobacco — 2.1%
Philip Morris International, Inc.	4,780,497	912,214,438
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	21,939	7,573,562
Fastenal Co.	2,122,571	101,267,863
Ferguson Enterprises, Inc.	269,803	63,222,937
GATX Corp.	49,790	8,905,937
Herc Holdings, Inc.	50,476	7,578,467
Rush Enterprises, Inc., Class A	67,746	5,405,453
Rush Enterprises, Inc., Class B	12,881	1,001,240
WW Grainger, Inc.	31,481	43,513,668
		238,469,127
Water Utilities — 0.2%
American Water Works Co., Inc.	505,739	67,855,002
Essential Utilities, Inc.	979,059	39,015,501
		106,870,503
Total Long-Term Investments — 99.7% (Cost: $31,023,626,590)		42,645,532,107
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	82,406,563	$ 82,406,563
Total Short-Term Securities — 0.2% (Cost: $82,406,563)		82,406,563
Total Investments — 99.9% (Cost: $31,106,033,153)		42,727,938,670
Other Assets Less Liabilities — 0.1%		42,410,489
Net Assets — 100.0%		$ 42,770,349,159

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 59,022,811	$ 23,383,752 (a)	$ —	$ —	$ —	$ 82,406,563	82,406,563	$ 578,573	$ —
BlackRock, Inc.	284,411,837	30,457,962	(1,332,837)	(20,225)	7,822,286	321,339,023	294,701	1,534,987	—
				$ (20,225)	$ 7,822,286	$ 403,745,586		$ 2,113,560	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	199	09/18/26	$ 17,126	$ 290,715
E-Mini Health Care Select Sector Index	97	09/18/26	15,979	918,237
Russell 1000 Value E-Mini Index	738	09/18/26	91,593	2,975,906
				$ 4,184,858

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 42,645,532,107	$ —	$ —	$ 42,645,532,107
Short-Term Securities
Money Market Funds	82,406,563	—	—	82,406,563
	$ 42,727,938,670	$ —	$ —	$ 42,727,938,670
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,184,858	$ —	$ —	$ 4,184,858

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust